Finance And Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Finance And Other Income [Abstract]
Summarizes The Companys Finance And Other Income

The following table summarizes the Company’s finance and other income:

	Years Ended December 31,
	2023	2022
	$	$
Interest on loans to Exar Capital	33,068	17,602
Interest on cash and cash equivalents and deposits	19,188	7,115
Other	643	582
	52,899	25,299